CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (UNAUDITED) - USD ($)	Convertible Series F Preferred Stock	Convertible Series D Preferred Stock	Convertible Series C Preferred Stock	Redeemable Convertible Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Warrants	Accumulated Deficit	Total
Balance at Dec. 31, 2016			$ 293,669	$ 1,169,663
Balance (Shares) at Dec. 31, 2016			386	4,031
Balance at Dec. 31, 2016					$ 21,563	$ 7,163,064	$ 837,711	$ (10,936,573)	$ (2,914,235)
Balance (in shares) at Dec. 31, 2016					21,563,163
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for services					$ 605	186,945			187,550
Common stock issued for services (in shares)					605,000
Common stock warrants issued for services							145,200		145,200
Stock based compensation expense						608,676			608,676
Issuance of Series D Preferred Stock net of issuance costs of $183,343		$ 1,016,657
Issuance of Series D Preferred Stock net of issuance costs of $183,343 (in shares)		1,200
Issuance of Series F Preferred Stock net of issuance costs of $118,855 and $103,364 put option liability	$ 1,777,781
Issuance of Series F Preferred Stock net of issuance costs of $118,855 and $103,364 put option liability (in shares)	2,000
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.25 and $0.15 per share for December 31, 2017 and $0.10 and $0.001 per share for March 31, 2019 and December 31, 2018				$ (347,462)	$ 5,911	350,810			356,721
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.80 and $0.40 per share for December 31, 2016 and $0.25 and $0.15 per share for December 31, 2017 (in shares)				(1,197.45)	5,910,666
Conversion of Series C Preferred Stock to common stock at $0.25 per share for December 31, 2017			$ (293,669)		$ 1,544	292,125			293,669
Conversion of Series C Preferred Stock to common stock at $0.40 and $0.25 per share for December 31, 2016 and 2017 respectively (in shares)			(386)		1,544,000
Conversion of Series D Preferred Stock to common stock at $0.25 and $0.10 per share for December 31, 2016 and December 31, 2017, respectively.		$ (847,210)			$ 4,000	843,211			847,211
Conversion of Series D Preferred Stock to common stock at $0.25 per share (in shares)		(1,000)			4,000,000
Beneficial conversion feature upon issuance of Series C Preferred Stock						175,000			175,000
Deemed dividend from beneficial conversion feature of Series C Preferred Stock						(175,000)			(175,000)
Beneficial conversion feature upon issuance of Series D Preferred Stock						536,000			536,000
Deemed dividend from beneficial conversion feature of Series D Preferred Stock						(536,000)			(536,000)
Beneficial conversion feature upon issuance of Series F Preferred Stock						333,000			333,000
Deemed dividend from beneficial conversion feature of Series F Preferred Stock						(333,000)			(333,000)
Net loss for the year								(3,094,298)	(3,094,298)
Balance at Dec. 31, 2017					$ 33,623	9,444,831	982,911	(14,030,871)	(3,569,506)
Balance (in shares) at Dec. 31, 2017					33,622,829
Balance at Dec. 31, 2017	$ 1,777,781	$ 169,447		$ 822,201
Balance (Shares) at Dec. 31, 2017	2,000	200		2,833.55
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation expense					$ 2,500	227,109			229,609
Stock based compensation expense (in shares)					2,500,000
Issuance of common stock net of issuance costs of $16,900					$ 32,500	(32,500)
Issuance of common stock net of issuance costs of $16,900 (in shares)					32,500,000
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.25 and $0.15 per share for December 31, 2017 and $0.10 and $0.001 per share for March 31, 2019 and December 31, 2018				$ (822,201)	$ 28,385	800,530			828,915
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.80 and $0.40 per share for December 31, 2016 and $0.25 and $0.15 per share for December 31, 2017 (in shares)				(2,833.55)	28,385,000
Conversion of Series D Preferred Stock to common stock at $0.25 and $0.10 per share for December 31, 2016 and December 31, 2017, respectively.		$ (169,447)			$ 2,000	167,447			169,447
Conversion of Series D Preferred Stock to common stock at $0.25 per share (in shares)		(200)			2,000,000
Conversion of Series F Preferred Stock to common stock at $0.10 per share	$ (1,777,781)				$ 20,000	1,757,781			1,777,781
Conversion of Series F Preferred Stock to common stock at $0.10 per share (in shares)	(2,000)				20,000,000
Conversion of secured convertible promissory note - related party and accrued interest (in shares)					9,000,000
Conversion of secured convertible promissory note - related party and accrued interest					$ 9,000	1,691,878			1,700,878
Series B warrant exercises					$ 4,406	1,318,284			1,322,690
Series B warrant exercises (in shares)					4,406,250
Net loss for the year								(8,213,793)	(8,213,793)
Balance at Mar. 31, 2018					$ 132,414	15,375,360	982,911	(22,244,664)	(5,753,979)
Balance (in shares) at Mar. 31, 2018					132,414,079
Balance at Dec. 31, 2017	$ 1,777,781	$ 169,447		$ 822,201
Balance (Shares) at Dec. 31, 2017	2,000	200		2,833.55
Balance at Dec. 31, 2017					$ 33,623	9,444,831	982,911	(14,030,871)	(3,569,506)
Balance (in shares) at Dec. 31, 2017					33,622,829
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation expense					$ 3,143	671,818			674,961
Stock based compensation expense (in shares)					3,143,501
Issuance of common stock net of issuance costs of $16,900					$ 32,500	(49,400)			(16,900)
Issuance of common stock net of issuance costs of $16,900 (in shares)					32,500,000
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.25 and $0.15 per share for December 31, 2017 and $0.10 and $0.001 per share for March 31, 2019 and December 31, 2018				$ (822,201)	$ 28,385	800,530			828,915
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.80 and $0.40 per share for December 31, 2016 and $0.25 and $0.15 per share for December 31, 2017 (in shares)				(2,833.55)	28,385,000
Conversion of Series D Preferred Stock to common stock at $0.25 and $0.10 per share for December 31, 2016 and December 31, 2017, respectively.		$ (169,447)			$ 2,000	167,447			169,447
Conversion of Series D Preferred Stock to common stock at $0.25 per share (in shares)		(200)			2,000,000
Conversion of Series F Preferred Stock to common stock at $0.10 per share	$ (1,777,781)				$ 20,000	$ 1,757,781			$ 1,777,781
Conversion of Series F Preferred Stock to common stock at $0.10 per share (in shares)	(2,000)				20,000,000
Conversion of secured convertible promissory note - related party and accrued interest (in shares)					9,038	1,714,522			1,723,560
Conversion of secured convertible promissory note - related party and accrued interest					$ 9,037,667
Series B warrant exercises					$ 5,219	$ 1,633,347			$ 1,638,566
Series B warrant exercises (in shares)					5,218,750
Warrants issued in connection with convertible multi-draw credit agreement, related party							315,080		315,080
Beneficial conversion feature in connection with convertible multi-draw credit agreement - related party						90,080			90,080
Net loss for the year								(19,194,236)	(19,194,236)
Balance at Dec. 31, 2018					$ 133,908	16,230,956	1,297,991	(33,225,107)	(15,562,252)
Balance (in shares) at Dec. 31, 2018					133,907,747
Balance (Shares) at Dec. 31, 2018	0	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation expense						171,493			171,493
Warrants issued in connection with convertible multi-draw credit agreement, related party							716,110		716,110
Beneficial conversion feature in connection with convertible multi-draw credit agreement - related party						1,584,850			1,584,850
Net loss for the year								(14,774,392)	(14,774,392)
Balance at Mar. 31, 2019					$ 133,908	$ 17,987,299	$ 2,014,101	$ (47,999,499)	$ (27,864,191)
Balance (in shares) at Mar. 31, 2019					133,907,747